                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

         File No. 33-57430

         Pre-Effective Amendment No.                              [ ]

         Post-Effective Amendment No. 11                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

         File No. 811-7446

         Amendment No. 11                                         [X]

                        (Check appropriate box or boxes)

                     AMERICAN CENTURY PREMIUM RESERVES, INC.
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
   _______________________________________________________________________
  (Address of Principal Executive Offices)                       (Zip Code)

        Registrant's Telephone Number, Including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
         ______________________________________________________________
                     (Name and address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2000

It is proposed that this filing will become effective (check appropriate box)

 [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
 [X]  on August 1, 2000 pursuant to paragraph (b) of Rule 485
 [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
 [ ]  on (date) pursuant to paragraph (a) of Rule 485
 [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
 [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 [ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[front cover]

Your
AMERICAN CENTURY
prospectus

Premium Government Reserve Fund
Premium Capital Reserve Fund
Premium Bond Fund

[american century logo(reg.sm)]
American
Century

[sidebar]

                                                                 AUGUST 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

[end of sidebar]

[inside front cover]

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,

/signature/
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[sidebar]

                        [american century logo(reg.sm)]
                                    American
                                    Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[end of sidebar]

     Premium Government Reserve Fund
     Premium Capital Reserve Fund
     Premium Bond Fund

[sidebar]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of hand pointing index finger]
This symbol highlights special information and helpful tips.

[end sidebar]

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Premium Government Reserve and Premium Capital Reserve are money market funds that seek to earn the highest level of current income while preserving the value of your investment.

Premium Bond seeks a high level of income by investing primarily in non-money market DEBT SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A more detailed description of the funds' investment strategies and risks begins on page 5.

Fund                 Primary Investments               Principal Risks
--------------------------------------------------------------------------------
Premium Government   Very short-term U.S.              Lower yield than longer-
Reserve              government securities             term or lower-quality
                                                       securities
--------------------------------------------------------------------------------
Premium Capital      High-quality cash-equivalent      Lower yield than longer-
Reserve              securities of banks,              term or lower-quality
                     governments and corporations      securities
--------------------------------------------------------------------------------
Premium Bond         High- and medium-grade non-money  Interest rate, credit and
                     market debt securities            prepayment risk

As with all funds, at any given time, your shares may be worth more or less than the price you paid. As a result, it is possible to lose money by investing in the funds. As money market funds, Premium Government Reserve and Premium Capital
Reserve seek to maintain a stable value of $1.00 per share. However, neither these funds, nor any other money market funds, can guarantee you won't lose money by investing in them.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income
*  in the case of the money market funds, more concerned with preservation of capital than long-term investment performance
*  seeking diversification by investing in a fixed-income mutual fund
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[sidebar]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury bills. Very short-term debt securities (those with maturities shorter than 397 days) are called money market instruments.

[graphic of hand pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

[end of sidebar]

2       American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

PREMIUM GOVERNMENT RESERVE FUND
PREMIUM CAPITAL RESERVE FUND
PREMIUM BOND FUND

ANNUAL TOTAL RETURNS(1)

The following bar chart shows the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

[data shown in bar chart]

        Premium Government Reserve     Premium Capital Reserve     Premium Bond
1999              4.78%                         4.93%                 -1.17%
1998              5.15%                         5.29%                  7.85%
1997              5.20%                         5.31%                  8.85%
1996              5.10%                         5.16%                  2.73%
1995              5.63%                         5.70%                 20.10%
1994              3.90%                         3.97%                 -4.10%

(1)  As of June 30, 2000, the end of the most recent calendar quarter, Premium
     Government Reserve's year-to-date return was 2.81%; Premium Capital
     Reserve's year-to-date return was 2.90%; and Premium Bond's year-to-date return was 3.24%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest                  Lowest
--------------------------------------------------------------------------------
Premium Government Reserve        1.45% (2Q 2000)           0.69% (1Q 1994)
--------------------------------------------------------------------------------
Premium Capital Reserve           1.49% (2Q 2000)           0.72% (1Q 1994)
--------------------------------------------------------------------------------
Premium Bond                      6.82% (2Q 1995)          -3.47% (1Q 1994)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999    1 year      5 years      Life of Fund(1)
------------------------------------------------------------------------------------------
Premium Government Reserve                        4.78%       5.17%            4.71%
90-Day Treasury Bill Index                        4.74%       5.11%            4.95%
------------------------------------------------------------------------------------------
Premium Capital Reserve                           4.93%       5.28%            4.80%
90-Day Treasury Bill Index                        4.74%       5.11%            4.95%
------------------------------------------------------------------------------------------
Premium Bond                                     -1.17%       7.44%            5.50%
Lehman Aggregate Bond Index                      -0.82%       7.73%            6.03%

(1) The inception date for the funds is April 1, 1993.

[sidebar]

[graphic of hand pointing index finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of hand pointing index finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

[end of sidebar]

www.americancentury.com                   American Century Investments       3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
* to exchange into the Investor Class shares of other American Century funds *
to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                Management     Distribution and         Other           Total Annual Fund
                                Fee            Service (12b-1) Fees     Expenses(1)     Operating Expenses
-------------------------------------------------------------------------------------------------------------
Premium Government Reserve      0.45%          None                     0.00%           0.45%
-------------------------------------------------------------------------------------------------------------
Premium Capital Reserve         0.45%          None                     0.00%           0.45%
-------------------------------------------------------------------------------------------------------------
Premium Bond                    0.45%          None                     0.00%           0.45%

(1)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                               1 year     3 years     5 years     10 years
-------------------------------------------------------------------------------
Premium Government Reserve     $46        $144        $252        $566
-------------------------------------------------------------------------------
Premium Capital Reserve        $46        $144        $252        $566
-------------------------------------------------------------------------------
Premium Bond                   $46        $144        $252        $566

[sidebar]

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[end of sidebar]

4       American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

PREMIUM GOVERNMENT RESERVE FUND
PREMIUM CAPITAL RESERVE FUND
PREMIUM BOND FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Premium Government Reserve and Premium Capital Reserve are money market funds that seek to earn the highest level of current income while preserving the value of your investment.

Premium Bond seeks a high level of income by investing primarily in non-money market debt securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

PREMIUM GOVERNMENT RESERVE

Premium Government Reserve invests in very short-term U.S. government securities. These securities may include direct obligations of the United
States, such as Treasury bills, notes and bonds. They may also include obligations, such as mortgage-related securities, issued or guaranteed by agencies and instrumentalities of the U.S. government.

PREMIUM CAPITAL RESERVE

Premium Capital Reserve invests in HIGH-QUALITY, cash-equivalent securities.
These securities include the kinds of U.S. government securities in which
Premium Government Reserve may invest, as well as short-term bank and corporate obligations that are payable in U.S. dollars.

PREMIUM BOND

Premium Bond invests primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in QUALITY debt securities. However, up to
15% of the fund's assets may be invested in securities rated in the fifth-highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses.

The WEIGHTED AVERAGE MATURITY of the fund's portfolio must be three and one-half years or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information about the funds' credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 7.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[sidebar]

A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. A QUALITY, or investment-grade, security is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the funds' credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is  described in more detail under "Basics  of
Fixed-Income Investing."

[end of sidebar]

www.americancentury.com                   American Century Investments        5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

PREMIUM GOVERNMENT RESERVE
PREMIUM CAPITAL RESERVE

Because very short-term U.S. government securities and other cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than funds that invest in longer-term or lower-quality securities.

PREMIUM BOND

When interest rates change, Premium Bond's share value will be affected.
Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Premium Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

Although most of the securities purchased by the fund are quality debt securities at the time of purchase, the fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of its assets in securities rated in the fifth category (e.g., BB). As a result, the fund has some credit risk. Although they are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered even more vulnerable to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt securities backed by mortgages or assets such as credit card receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates.
If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, the funds that have higher potential income have higher potential loss.

6       American Century Investments                             1-800-345-2021

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements
* identifying securities that satisfy a fund's credit quality standards
* evaluating the current economic conditions and assessing the risk of inflation
* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid, or refinanced, at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of          Percent of     Remaining       Weighted
                             Security Owned     Portfolio      Maturity        Maturity
---------------------------------------------------------------------------------------------
Debt Security A              $100,000           25%            1,000 days        250 days
---------------------------------------------------------------------------------------------
Debt Security B              $300,000           75%            10,000 days     7,500 days
---------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                      7,750 days

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[sidebar]

[graphic of hand pointing index finger]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[end of sidebar]

www.americancentury.com                   American Century Investments      7

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price After 1% Increase     Change in Price
----------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                       -0.94%
----------------------------------------------------------------------------------------
3 years                $100.00           $97.38                       -2.62%
----------------------------------------------------------------------------------------
10 years               $100.00           $93.20                       -6.80%
----------------------------------------------------------------------------------------
30 years               $100.00           $88.69                      -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions, and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart provides a general illustration of the authorized credit quality ranges for the funds offered by this Prospectus. Although the chart only reflects securities ratings provided by Moody's and Standard & Poor's, the funds may also rely on comparable ratings provided by other nationally recognized securities rating organizations.

[data for chart below]
                  ---------------------------------
                               QUALITY
                  ---------------------------------
                      HIGH QUALITY
                  --------------------
                       A-1       A-2
                       P-1       P-2
                     MIG-1     MIG-2
                      SP-1      SP-2
                       AAA        AA     A     BBB     BB     B     CCC    CC     C     D
------------------------------------------------------------------------------------------
Premium Government
Reserve                X
------------------------------------------------------------------------------------------
Premium Capital
Reserve                X          X
------------------------------------------------------------------------------------------
Premium Bond           X          X      X      X       X
--------------------------------------------------  --------------------------------------
                INVESTMENT GRADE                               NON-INVESTMENT GRADE
--------------------------------------------------  --------------------------------------

Securities rated in one of the highest two categories by a nationally recognized securities rating organization are considered "high quality." Although they are considered high quality, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment.
For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of
Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[sidebar]

[graphic of hand pointing index finger]
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of hand pointing index finger]
The Statement of Additional Information provides a detailed description of these securities' ratings.

[end of sidebar]

8       American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties that provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Premium Government Reserve                                             0.45%
--------------------------------------------------------------------------------
Premium Capital Reserve                                                0.45%
--------------------------------------------------------------------------------
Premium Bond                                                           0.45%

www.americancentury.com                   American Century Investments      9

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings, and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

PREMIUM GOVERNMENT RESERVE

BETH BUNNELL HUNTER

Ms. Hunter, Portfolio Manager, has been a member of the team that manages
Premium Government Reserve since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management Company as a
Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington.

PREMIUM CAPITAL RESERVE

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages Premium
Capital Reserve since May 1997. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an
Assistant Vice President and Analyst for First Interstate Bank, Los Angeles,
from July 1993 to January 1996. He has a bachelor's degree in marketing from
Loyola Marymount University and an MBA in finance from Creighton University.

PREMIUM BOND

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Premium Bond since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[sidebar]

[graphic of hand pointing index finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[end of sidebar]

10      American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments      11

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of three arrows forming circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of hand pointing index finger]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of fax machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

12      American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                                 $100,000
--------------------------------------------------------------------------------
Traditional IRA                                                     $100,000
--------------------------------------------------------------------------------
Roth IRA                                                            $100,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                           $100,000
--------------------------------------------------------------------------------
403(b)                                                              $100,000
--------------------------------------------------------------------------------
Qualified Retirement Plan                                           $100,000

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

www.americancentury.com                   American Century Investments      13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[sidebar]

[graphic of hand pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[end of sidebar]

14      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

The portfolio securities of the money market funds are valued at amortized cost.
This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

If current market prices of securities owned by Premium Bond are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of
Directors.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities. The funds declare distributions from net income daily and pay these distributions monthly. Premium Government Reserve and
Premium Capital Reserve declare and pay distributions of net realized capital gains, if any, in the same manner as income distributions. Premium Bond generally pays distributions of capital gains, if any, once a year in December.
A fund may make more frequent distributions if necessary to comply with Internal
Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[side bar]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[end of sidebar]

www.americancentury.com                   American Century Investments      15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                      or
Above
--------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains    10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends distributions, capital gains distributions and redemptions to the IRS.

[sidebar]

[graphic of hand pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[end of sidebar]

16      American Century Investments                             1-800-345-2021

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended March 31, 2000, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

www.americancentury.com                   American Century Investments      17

PREMIUM GOVERNMENT RESERVE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ------------------------------------------------------------

Income From Investment Operations

  Net Investment Income ...............................     0.05        0.05        0.05        0.05        0.05
                                                       ------------------------------------------------------------

Distributions

  From Net Investment Income ..........................    (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                       ------------------------------------------------------------

Net Asset Value, End of Period ........................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ============================================================

  TOTAL RETURN(1) .....................................     5.03%       4.98%       5.25%       5.07%       5.49%

RATIOS/SUPPLEMENTAL DATA
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....     0.45%       0.45%       0.45%       0.45%       0.44%

Ratio of Net Investment Income to Average Net Assets ..     4.89%       4.82%       5.13%       4.96%       5.30%

Net Assets, End of Period (in thousands) ..............   $79,409     $121,294    $44,495      $38,838     $26,191

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

18     American Century Investments                             1-800-345-2021

PREMIUM CAPITAL RESERVE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ------------------------------------------------------------

Income From Investment Operations

  Net Investment Income ...............................     0.05        0.05        0.05        0.05        0.05
                                                       ------------------------------------------------------------

Distributions

  From Net Investment Income ..........................    (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                       ------------------------------------------------------------

Net Asset Value, End of Period ........................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                       ============================================================

  TOTAL RETURN(1) .....................................     5.18%       5.14%       5.38%       5.13%       5.58%

RATIOS/SUPPLEMENTAL DATA
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .....     0.45%       0.45%       0.45%       0.45%       0.45%

Ratio of Net Investment Income to Average Net Assets ..     5.09%       4.99%       5.26%       5.01%       5.50%

Net Assets, End of Period (in thousands) ..............   $378,719    $276,048    $182,487    $153,958    $133,417

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      19

PREMIUM BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA
                                                                2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ......................    $10.10      $10.15      $9.76        $9.93       $9.46

                                                           ------------------------------------------------------------

Income From Investment Operations

  Net Investment Income ...................................     0.61        0.59        0.61        0.61        0.61

  Net Realized and Unrealized Gain (Loss) on Investments ..    (0.48)         --        0.45       (0.17)       0.47

                                                           ------------------------------------------------------------

  Total From Investment Operations ........................     0.13        0.59        1.06        0.44        1.08

                                                           ------------------------------------------------------------

Distributions

  From Net Investment Income ..............................    (0.61)      (0.59)      (0.61)      (0.61)       (0.61)

  From Net Realized Gains .................................       --       (0.05)      (0.06)         --           --

  In Excess of Net Realized Gains .........................     --(1)         --          --          --           --

                                                           ------------------------------------------------------------

  Total Distributions .....................................    (0.61)      (0.64)      (0.67)      (0.61)       (0.61)

                                                           ------------------------------------------------------------

Net Asset Value, End of Period ............................    $9.62       $10.10      $10.15       $9.76       $9.93

                                                           ============================================================

  TOTAL RETURN(2) .........................................     1.30%       5.88%      11.14%       4.57%       11.53%

RATIOS/SUPPLEMENTAL DATA
                                                                2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets .........     0.45%       0.45%       0.45%       0.45%       0.43%

Ratio of Net Investment Income to Average Net Assets ......     6.15%       5.70%       6.06%       6.20%       6.08%

Portfolio Turnover ........................................      64%         71%        138%         63%         92%

Net Assets, End of Period (in thousands) ..................   $103,192    $105,284     $65,171     $21,750     $20,280

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

20     American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments      21

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-7446

                        [american century logo(reg.sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-20896

[front cover]

AMERICAN CENTURY
statement of
additional information

Premium Government Reserve Fund
Premium Capital Reserve Fund
Premium Bond Fund

[american century logo(reg.sm)]
American
Century

[sidebar]

                                                                 August 1, 2000

                                        American Century Premium Reserves, Inc.

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
     PROSPECTUS, DATED AUGUST 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
            ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS'
  CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT
                       US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK
                                   COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
                                                        WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
    INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH
   ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN  A FREE COPY OF THE FUNDS'
                        ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                                     Funds Distributor, Inc. and
                                                     American Century Investment
                                                    Services, Inc., Distributors

[end sidebar]

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century Premium Reserves, Inc. is a registered open-end management investment company that was organized as a Maryland corporation in January 1993.
Throughout this Statement of Additional Information we refer to American Century
Premium Reserves, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

Fund                              Inception Date       Ticker Symbol
--------------------------------------------------------------------------------
Premium Government Reserve        4/1/1993             TWPXX
--------------------------------------------------------------------------------
Premium Capital Reserve           4/1/1993             TCRXX
--------------------------------------------------------------------------------
Premium Bond                      4/1/1993             ACBPX
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund is a diversified, open-end investment company as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the
U.S. government).

Premium Government Reserve and Premium Capital Reserve each operate pursuant to
Rule 2a-7 under the Investment Company Act. That rule provides regulatory guidelines on quality and maturity for the funds' investments, which are designed to help maintain a stable $1.00 share price. In particular, Premium
Government Reserve and Premium Capital Reserve: (1) buy only U.S.
dollar-denominated obligations with remaining maturities of 397 days or less
(and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less); (2) maintain a dollar-weighted average portfolio maturity of 90 days or less; and (3) restrict their investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of
Directors.

To be considered high-quality, an obligation must be one of the following: (1) a
U.S. government obligation; (2) rated within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (or one if only one has rated the obligation);
or (3) issued by an issuer rated within the two highest rating categories with respect to a class of short-term debt obligations; or (4) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of
Directors, to be of comparable quality.

In addition, Rule 2a-7 permits the valuation of money market portfolio securities on the basis of amortized cost. To rely on the rule, Premium
Government Reserve and Premium Capital Reserve must be diversified with regard to 100% of their assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

2       American Century Investments                             1-800-345-2021

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year, (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. Subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective.

PREMIUM GOVERNMENT RESERVE

Premium Government Reserve will invest substantially all of its assets in a portfolio of U.S. dollar-denominated securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities. Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United
States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the
Government National Mortgage Association, Federal National Mortgage Association,
Federal Home Loan Mortgage Corporation, Student Loan Marketing Association,
Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding
Corporation. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation, are
supported only by the credit of the instrumentality.

Premium Government Reserve will invest in mortgage-related securities only if they have a stated final maturity of 397 days or less.

PREMIUM CAPITAL RESERVE

Premium Capital Reserve will invest substantially all of its assets in a diversified  portfolio of U.S. dollar-denominated money market instruments.
Specifically, it may  invest in the following:

(1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, as described under Premium Government Reserve, above.

(2) Commercial paper.

(3) Short-term corporate debt obligations (including fixed- and variable-rate notes and bonds).

(4) Negotiable certificates of deposit, bankers' acceptances and time deposit obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars),
    U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks.

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With the exception of the obligations of foreign branches of U.S. banks and U.S.
branches of foreign banks, which are limited to 25% of net assets, these classes of securities may be held in any proportion, and such proportion may vary as market conditions change.

All portfolio holdings are limited to those that at the time of purchase have received a rating from two nationally recognized statistical ratings organizations, or if rated by only one agency, from that one, in one of their two highest short-term categories (including any subcategories or gradations indicating relative standing), or if they have no short-term rating are of comparable quality to such a rated security, as determined or ratified by the fund's Board of Directors.

PREMIUM BOND

Premium Bond seeks a high level of income from investment in debt securities.
Under normal market conditions, at least 65% of Premium Bond's assets will be invested in non-money market debt securities. The balance of the fund's assets will be invested in shorter-term debt securities.

There are no maturity restrictions on the individual securities in which Premium
Bond may invest, but the weighted average maturity and the weighted average adjusted duration of the fund's portfolio must be 3.5 years or greater. Adjusted duration, which is an indication of the relative sensitivity of a security's market value to changes in interest rates, is based upon the aggregate of the present value of all principal and interest payments to be received, discounted at the current market rate of interest, and expressed in years.

Adjusted duration is different from dollar-weighted average portfolio maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. Further, the adjusted duration of a portfolio will change in response to a change in interest rates, whereas average maturity may not. Duration is generally shorter than remaining time to final maturity because it gives weight to periodic interest payments, as well as the payment of principal at maturity. The longer the duration of a portfolio, the more sensitive its market value is to interest rate fluctuation. However, due to factors other than interest rate changes that affect the price of a specific security, there generally is not an exact correlation between the price volatility of a security indicated by adjusted duration and the actual price volatility of a security.

Subject to the aggregate portfolio maturity and duration minimums, the manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.

During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

To achieve its objective, Premium Bond may invest in a diversified portfolio of high- and medium-grade debt securities payable in both U.S. and foreign currencies. The fund may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization, such as
Moody's Investor Services (Moody's) and Standard & Poor's Corporation
(S&P), as follows:

4      American Century Investments                             1-800-345-2021

                                                 EXAMPLES OF MINIMUM RATINGS
--------------------------------------------------------------------------------
Type of Security        General Credit Limit           Moody's    S&P
--------------------------------------------------------------------------------
Short-term notes        two highest categories         MIG-2      SP-2
--------------------------------------------------------------------------------
Corporate, sovereign
and municipal bonds     five highest categories        Ba         BB
--------------------------------------------------------------------------------
Other types             two highest categories         P-2        A-2
--------------------------------------------------------------------------------

The fund also may invest in unrated securities if the manager determines that they are of equivalent credit quality.

Corporate, sovereign and municipal bonds the fund may buy include securities known as "medium-grade securities." Medium-grade securities are those rated in the fifth- and sixth-highest ratings categories. Medium-grade securities are somewhat speculative. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal by issuers of fourth-category-rated securities (Moody's Baa,
S&P's BBB) than more highly rated securities. This sensitivity and exposure to adverse or changing economic conditions is heightened in fifth-category-rated
(Moody's Ba, S&P's BB) securities. The fund may not invest more than 15% of its total assets in securities rated Ba or BB (or their equivalent).

Premium Bond may invest in U.S. government and government agency securities as described under Premium Government Reserve, page 3.

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of
Fixed-Income Investing, in the funds' Prospectus.

The following table identifies some of the investments and techniques the funds'
managers may use. A percentage is listed for those investments and techniques that have a limitation on the amount of a fund's assets that can be invested in that way.

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TABLE 1
--------------------------------------------------------------------------------------------------------
                                      Premium                Premium
                                      Government Reserve     Capital Reserve     Premium Bond
--------------------------------------------------------------------------------------------------------
Commercial Paper                                             X                   X
--------------------------------------------------------------------------------------------------------
Bank Obligations                                             X                   X
--------------------------------------------------------------------------------------------------------
U.S. Government Securities            X                      X                   X
--------------------------------------------------------------------------------------------------------
U.S. Dollar-Denominated
Foreign Securities                                           X                   X
--------------------------------------------------------------------------------------------------------
Non-U.S. Dollar-Denominated
Foreign Securities                                                               X
--------------------------------------------------------------------------------------------------------
Variable- and Floating-Rate
Instruments                           X                      X                   X
--------------------------------------------------------------------------------------------------------
Loan Participations                                          X                   X
--------------------------------------------------------------------------------------------------------
Short Sales                           X                      X                   X
--------------------------------------------------------------------------------------------------------
Portfolio Lending                     33-1/3%                33-1/3%             33-1/3%
--------------------------------------------------------------------------------------------------------
Derivative Securities                 X                      X                   X
--------------------------------------------------------------------------------------------------------
Investments in Companies with
Limited Operating Histories                                  5%                  5%
--------------------------------------------------------------------------------------------------------
Repurchase Agreements                 X                      X                   X
--------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements         X                      X                   X
--------------------------------------------------------------------------------------------------------
When-Issued and Forward-
Commitment Agreements                 X                      X                   X
--------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities    10%                    10%                 15%
--------------------------------------------------------------------------------------------------------
Futures & Options                                                                X
--------------------------------------------------------------------------------------------------------
Forward Currency
Exchange Contracts                                                               X
--------------------------------------------------------------------------------------------------------

DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1.

COMMERCIAL PAPER

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Nationally recognized statistical rating organizations (rating agencies) assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                     Moody's Investor    Standard    Duff &          Fitch Investor
                     Service, Inc.       & Poor's    Phelps, Inc.    Services, Inc.
--------------------------------------------------------------------------------------
Highest Ratings      Prime-1             A-1/A-1+    D-1/D-1+        F-1/F-1+
--------------------------------------------------------------------------------------
                     Prime-2             A-2         D-2             F-2
--------------------------------------------------------------------------------------
                     Prime-3             A-3         D-3             F-3
--------------------------------------------------------------------------------------

6       American Century Investments                             1-800-345-2021

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated and
First Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.
Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

BANK OBLIGATIONS

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies some of the types of CDs.

CD Type               Issuer
--------------------------------------------------------------------------------
Domestic              Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee                U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar            Issued in London by U.S., Canadian, European and
                      Japanese banks
--------------------------------------------------------------------------------
Schedule B            Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

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U.S. GOVERNMENT SECURITIES

U.S. Government Securities include bills, notes and bonds issued by the U.S.
Treasury, and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are
supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S.
government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

Variable- and floating-rate instruments are issued by corporations, financial institutions, and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or LIBOR.

Although the money market funds typically limit their investments to securities with remaining maturities of 397 days or less, they may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of
397 days, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

LOAN PARTICIPATIONS

Loan participations represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In addition, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

8       American Century Investments                             1-800-345-2021

FOREIGN SECURITIES

Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of non-U.S. dollar-denominated foreign investments held may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities.
Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's

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share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

SHORT SALES

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost.
These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

The funds may lend their portfolio securities in order to realize additional income. Such loans may not exceed one-third of the fund's total assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

The funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

10      American Century Investments                             1-800-345-2021

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

INVESTMENT IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the funds.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

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The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, a fund transfers possession of (or sells)
securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward-commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

12      American Century Investments                             1-800-345-2021

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

FUTURES AND OPTIONS

Premium Bond may enter into futures contracts, options or options on futures contracts. The fund may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objective.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

www.americancentury.com                   American Century Investments      13

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached

14      American Century Investments                             1-800-345-2021

in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions.
Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, some funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums; or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Premium Bond may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

Forward contracts may be used under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so.

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

www.americancentury.com                   American Century Investments       15

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into.
Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c)
utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will

16      American Century Investments                            1-800-345-2021

each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.

Subject               Policy
--------------------------------------------------------------------------------
Senior Securities     A fund may not issue senior securities, except
                      as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing             A fund may not borrow money, except for temporary or
                      emergency purposes (not for leveraging or investment) in
                      an amount not exceeding 33(1)U(3)% of the fund's total
                      assets.
--------------------------------------------------------------------------------
Lending               A fund may not lend any security or make any other loan
                      if, as a result, more than 33(1)U(3)% of the fund's total
                      assets would be lent to other  parties, except (i) through the purchase of debt securities in accordance  with its
                      investment objective, policies and limitations; or (ii) by engaging in repurchase agreements with respect to
                      portfolio securities.
--------------------------------------------------------------------------------
Real Estate           A fund may not purchase or sell real estate unless
                      acquired as a result of ownership of securities or other
                      instruments. This policy shall not prevent a fund from
                      investing in securities or other instruments backed by
                      real estate or securities of companies that deal in real
                      estate, or are engaged in the  real estate business.
--------------------------------------------------------------------------------
Concentration         A fund may not concentrate its investments in securities
                      of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                      agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting          A fund may not act as an underwriter of securities issued
                      by others, except to the extent that the fund may be
                      considered an underwriter within the meaning of the
                      Securities Act of 1933 in the disposition of restricted
                      securities.
--------------------------------------------------------------------------------
Commodities           A fund may not purchase or sell physical commodities
                      unless acquired as a result of ownership of securities or
                      other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                      futures contracts, or from investing in securities or
                      other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control               A fund may not invest for purposes of exercising control
                      over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

www.americancentury.com                   American Century Investments       17

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Directors.

Subject               Policy
--------------------------------------------------------------------------------
Leveraging            The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                      of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity             A fund may not purchase any security or enter into a
                      repurchase agreement if, as a result, more than 15% (10%
                      for money market funds) of its net assets would be
                      invested in repurchase agreements not entitling the
                      holder to payment of principal and interest within seven
                      days, and in securities that are illiquid by virtue of
                      legal or contractual restrictions on resale or the
                      absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales           A fund may not sell securities short, unless it owns
                      or has the right to obtain securities equivalent in kind
                      and amount to the securities sold short, and provided that transactions in futures contracts and options are not
                      deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                A fund may not purchase securities on margin, except to
                      obtain such short-term credits as are necessary for the
                      clearance of transactions, and provided that margin
                      payments in connection with futures contracts and options
                      on futures contracts shall not constitute purchasing
                      securities on margin.
--------------------------------------------------------------------------------
Futures & Options A fund may enter into futures contracts and write and buy put and call options relating to futures
                      contracts. A fund may not, however, enter into leveraged
                      futures transactions if it would be possible for the fund
(Premium Bond)        to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited  A fund may invest up to 5% of its assets in the securities
Operating Histories   of issuers with limited operating histories. An issuer is
                      considered to have a limited operating history if that
                      issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
(Premium Capital      consolidations, and research and development may be
Reserve               considered in determining whether a particular issuer has
and Premium Bond)     a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds, or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of Premium Bond is shown in the Financial Highlights table in the Prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates generally are not used to evaluate the trading activities of Premium Government Reserve and Premium Capital
Reserve.

18      American Century Investments                             1-800-345-2021

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the funds may invest in securities that may not fit their investment objective or their stated market. During a temporary defensive period, the funds may direct their assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the funds; their advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American
Century Services Corporation (ACSC); the parent corporation, American Century
Companies, Inc. (ACC)or ACC's subsidiaries (including ACIM and ACSC); the funds'
distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the funds' other distribution agent, American Century Investment Services, Inc.
(ACIS); or other funds advised by the advisor. Each director listed below
(except James E. Stowers III) serves as a director of five other registered investment companies in the American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as a director of 12 other registered investment companies in the American Century family of funds.

Name (Age)                       Position(s) Held with    Principal Occupation(s)
Address                          the Funds                During Past Five Years
-------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)* (76)   Director,                Chairman; Director and controlling
4500 Main St.                    Chairman of the Board    shareholder of ACC
Kansas City, MO 64111                                     Chairman, ACIM, ACSC, ACIS and
                                                          other ACC subsidiaries
                                                          Director, ACIM, ACSC, ACIS and
                                                          other ACC subsidiaries
-------------------------------------------------------------------------------------------------
James E. Stowers III(2)* (41)    Director                 Chief Executive Officer and
4500 Main St.                                             Director, ACC
Kansas City, MO 64111                                     Chief Executive Officer, ACIM,
                                                          ACSC, ACIS and other
                                                          ACC subsidiaries
                                                          Director, ACIM, ACSC,
                                                          ACIS and other ACC
                                                          subsidiaries
-------------------------------------------------------------------------------------------------
Thomas A. Brown (60)             Director                 Area Vice President, Plains States
4500 Main St.                                             Development, Applied Industrial
Kansas City, MO 64111                                     Technologies, Inc., a corporation
                                                          engaged in the sale of bearings and
                                                          power transmission products
-------------------------------------------------------------------------------------------------

(1)  Father of James E. Stowers III

(2)  Son of James E. Stowers, Jr.

www.americancentury.com                   American Century Investments       19

Name (Age)                       Position(s) Held with    Principal Occupation(s)
Address                          the Funds                During Past Five Years
-------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)     Director                 Retired, formerly a general surgeon
4500 Main St.
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)       Director                 Senior Vice President and Director,
4500 Main St.                                             Midwest Research Institute
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)             Director                 Retired, formerly Chairman, Public
4500 Main St.                                             Service Company of Colorado;
Kansas City, MO 64111                                     Director, RMI.NET, Inc., Hathaway
                                                          Corporation, and J.D. Edwards &Company
-------------------------------------------------------------------------------------------------
Donald H. Pratt (62)             Director,                Chairman and Director, Butler
4500 Main St.                    Vice Chairman            Manufacturing Company
Kansas City, MO 64111            of the Board             Director, Atlas-Copco North
                                                          America Inc.
-------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)      Director                 Senior Vice President, Long Distance
4500 Main St.                                             Finance, Sprint Corporation;
Kansas City, MO 64111                                     Director, DST Systems, Inc.
-------------------------------------------------------------------------------------------------

COMMITTEES

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below. The
Director first named serves as chairman of the committee.

Committee           Members                   Function of Committee
-------------------------------------------------------------------------------------------------
Executive           James E. Stowers, Jr.     The Executive Committee performs the functions of
                    James E. Stowers III      the Board of Directors between Board meetings,
                    Donald H. Pratt           subject to the limitations on its power set out in
                                              the Maryland General Corporation
                                              Law, and except for matters
                                              required by the Investment Company
                                              Act to be acted upon by the whole
                                              Board.
-------------------------------------------------------------------------------------------------
Compliance and      Thomas A. Brown           The Compliance and Communications Committee
Communications      Donald H. Pratt           reviews the results of the funds' compliance testing
                    Andrea C. Hall, Ph.D.     program, reviews quarterly reports from the advisor
                                              to the Board regarding various compliance matters
                                              and monitors the implementation of the funds'
                                              Code of Ethics, including any violations.
-------------------------------------------------------------------------------------------------
Audit               M. Jeannine Strandjord    The Audit Committee recommends the engagement
                    Robert W. Doering, M.D.   of the funds' independent auditors and oversees
                    D.D. (Del) Hock           its activities. The Committee receives reports from
                                              the advisor's Internal Audit Department, which is
                                              accountable to the Committee. The Committee
                                              also receives reporting about compliance matters
                                              affecting the funds.
-------------------------------------------------------------------------------------------------
Nominating          Donald H. Pratt           The Nominating Committee primarily considers and
                    Andrea C. Hall, Ph.D.     recommends individuals for nomination as directors.
                    D.D. (Del) Hock           The names of potential director candidates are
                                              drawn from a number of sources, including
                                              recommendations from members of the Board,
                                              management  and shareholders. This committee also
                                              reviews and makes recommendations to the Board
                                              with respect to the composition of Board
                                              committees  and other Board-related matters,
                                              including its  organization, size, composition,
                                              responsibilities,  functions and compensation.
-------------------------------------------------------------------------------------------------

20      American Century Investments                             1-800-345-2021

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------
                                                   Total Compensation from the
                             Total Compensation    American Century Family of
Name of Director             from the Funds(1)     Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown              $423                  $58,750
Robert W. Doering, M.D.       402                   55,750
Andrea C. Hall, Ph.D.         405                   56,250
D.D. (Del) Hock               400                   55,500
Donald H. Pratt               414                   57,496
Lloyd T. Silver, Jr.(3)       403                   56,000
M. Jeannine Strandjord        418                   58,000
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
     March 31, 2000, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds
     Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows:
     Mr. Brown, $119; Dr. Hall, $210; Mr. Hock, $345; Mr. Pratt, $86;
     Mr. Silver, $161, and Ms. Strandjord, $323.

(2)  Includes compensation paid by the six investment company members of the
     American Century family of funds served by this Board.

(3)  Mr. Silver retired from the board on March 4, 2000.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be

www.americancentury.com                   American Century Investments       21

terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2000.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) because of their affiliation with either the funds, ACC, ACC's subsidiaries
(including ACIM, ACSC and ACIS), or the funds' distributors (ACIS and FDI).

Name (Age)                    Position(s) Held   Principal Occupation(s)
Address                       with Funds         During Past Five Years
------------------------------------------------------------------------------------------------------
George A. Rio (45)            President          Executive Vice President and Director of Client
60 State Street, Suite 1300                      Services, FDI (March 1998 to present)
Boston, MA 02109                                 Senior Vice President and Senior Key Account
                                                 Manager, Putnam Mutual Funds  (June 1995 to
                                                 March 1998)
------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)   Vice President      Vice President and Associate General Counsel, FDI
60 State Street, Suite 1300                      (July 1996 to present)
Boston, MA 02109                                 Assistant Counsel, Forum Financial Group
                                                 (April 1994 to July 1996)
------------------------------------------------------------------------------------------------------
Mary A. Nelson (36)          Vice President      Vice President and Manager of Treasury Services
60 State Street, Suite 1300                      and Administration, FDI (1994 to present)
Boston, MA 02109
------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)    Vice President      Senior Vice President and Assistant Treasurer, ACSC
4500 Main Street             and
Kansas City, MO 64111        Treasurer
------------------------------------------------------------------------------------------------------
David C. Tucker (42)         Vice President      Senior Vice President, ACIM, ACSC, ACI and
4500 Main Street                                 three other ACC subsidiaries
Kansas City, MO 64111                            (June 1998 to present)
                                                 General Counsel, ACC and nine ACC subsidiaries
                                                 (June 1998 to present)
                                                 Consultant to mutual fund industry (May 1997
                                                 to April 1998)
                                                 Vice President and General Counsel, Janus Companies
                                                 (1990 to 1997)
------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)       Secretary           Secretary, ACC (February 1998 to present)
4500 Main Street                                 Director of Legal Operations
Kansas City, MO 64111                            (February 1996 to present)
                                                 Board Communications Manager, The Benham Company
                                                 (April 1994 to January 1996)
------------------------------------------------------------------------------------------------------
C. Jean Wade (36)            Controller          Vice President and Controller--Fund Accounting,
4500 Main Street                                 ACSC
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------
Jon Zindel (33)              Tax Officer         Vice President and Director of Taxation, ACSC
4500 Main Street                                 (1996 to present)
Kansas City, MO 64111                            Vice President, ACIM and 15 other ACC subsidiaries
                                                 (April 1999 to present)
                                                 Treasurer, American Century Ventures, Inc.
                                                 (December 1999 to present)
                                                 Tax Manager, Price Waterhouse LLP (1989 to 1996)
------------------------------------------------------------------------------------------------------

22      American Century Investments                             1-800-345-2021

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 3, 2000, the following companies were the record owners of more than
5% of a fund's outstanding shares:

                                                                           Percentage
                                                                           of Shares
Fund                         Shareholder                                   Outstanding
------------------------------------------------------------------------------------------
Premium Government Reserve   Chase Management Bank NA, Trustee             25.1%
                             Lorillard Inc. Hourly Paid Employees
                             Profit Sharing Plan & Trust
                             770 Broadway, Fl 10
                             New York, NY 10003

                             Rancho San Antonio Retirement Services, Inc.   9.9%
                             23600 Via Esplendor
                             Cupertino, CA 95014

                             Cornelia M. Small                             10.2%
                             60 E. End Avenue
                             Apt. 26B
                             New York, NY 10028
------------------------------------------------------------------------------------------
Premium Bond                 Trustees of Presbyterian Healthcare           12.2%
                             System 401-A Retirement Plan and Trust
                             P.O. Box 419692
                             Kansas City, MO 64141

                             UMB Bank NA Trustee                            8.6%
                             Harris Methodist Health System 403 B
                             P.O. Box 419692
                             Kansas City, MO 64141

                             Trustees of Texas Health                      11.4%
                             Retirement Program
                             600 Las Colinas Blvd E, Suite 1550
                             Irving, TX 75039

                             North Carolina Engineering Foundation, Inc.    6.8%
                             Campus Box 7207, Room 19
                             Raleigh, NC 27695

                             UMB Bank NA Custodian                          5.4%
                             Presbyterian Healthcare System
                             Section 403-B Plan
                             P.O. Box 419692
                             Kansas City, MO 64141
------------------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of July 3, 2000, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

www.americancentury.com                   American Century Investments       23

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act, and these codes of ethics permit access persons (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by:

(1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act); and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

24      American Century Investments                             1-800-345-2021

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 2000, 1999 and 1998, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
Fund                                2000             1999           1998
-------------------------------------------------------------------------------
Premium Government Reserve        $  404,059       $315,756       $203,339
-------------------------------------------------------------------------------
Premium Capital Reserve            1,420,009        942,501        763,533
-------------------------------------------------------------------------------
Premium Bond                         456,300        429,782        258,139
-------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and of the advisor. The advisor pays
ACSC for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds; and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

www.americancentury.com                    American Century Investments      25

DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned indirect subsidiary of Boston
Institutional Group, Inc. and its principal business address is 60 State Street,
Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of
ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriter of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares.
This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri
64106. As the independent auditors of the funds, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
March 31, 2000, March 31, 1999, and March 31, 1998, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the three funds named on the front of this Statement of Additional
Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. Additional funds and classes may be added without a shareholder vote.

26      American Century Investments                             1-800-345-2021

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian, and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in
Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m.
Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

www.americancentury.com                   American Century Investments       27

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day the New York Stock Exchange is open.

If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the funds' net asset value is not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds'
portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Each of the money market funds operates pursuant to Investment Company Act Rule
2a-7, which permits valuation of portfolio securities on the basis of amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

As required by the Rule, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, each fund's price per share as computed for the purpose of sales and redemptions at $1.00. While the day-to-day operation of each fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain U.S.
dollar-denominated instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of an unrated security, of comparable quality. The procedures require review of each fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the fund's net asset

28      American Century Investments                           1-800-345-2021

value, calculated by using available market quotations, deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares.
However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect to investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that you may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the shares. The fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is eligible will be separately disclosed.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

www.americancentury.com                   American Century Investments      29

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the
"wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Premium Bond may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. If the fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The Form 1099-DIV you receive in January will specify if any distributions included a return of capital.

STATE AND LOCAL INCOME TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities)
over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The SEC 30-day yield calculation for non-money market funds is as follows:

                                    a - b
                         YIELD = 2[(----- + 1)(6) - 1]
                                     cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

30      American Century Investments                             1-800-345-2021

MONEY MARKET FUND YIELDS
(SEVEN-DAY PERIOD ENDED MARCH 31, 2000)
--------------------------------------------------------------------------------
Fund                                7-Day Yield        Effective Yield
--------------------------------------------------------------------------------
Premium Government Reserve          5.33%              5.47%
--------------------------------------------------------------------------------
Premium Capital Reserve             5.63%              5.79%
--------------------------------------------------------------------------------

NON-MONEY MARKET FUND YIELDS
(30-DAY PERIOD ENDED MARCH 31, 2000)
--------------------------------------------------------------------------------
Fund                                30-Day Yield
--------------------------------------------------------------------------------
Premium Bond                        6.93%
--------------------------------------------------------------------------------

The following table sets forth the average annual total return for the Investor
Class of the funds for the periods indicated as of March 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
(FISCAL YEAR ENDED MARCH 31, 2000)
--------------------------------------------------------------------------------
Fund                              1 year        5 years        Life of Fund(1)
--------------------------------------------------------------------------------
Premium Government Reserve        5.03%         5.16%          4.74%
--------------------------------------------------------------------------------
Premium Capital Reserve           5.18%         5.28%          4.84%
--------------------------------------------------------------------------------
Premium Bond                      1.30%         6.81%          5.61%
--------------------------------------------------------------------------------

(1)  The inception date for the funds is April 1, 1993.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year to year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

www.americancentury.com                   American Century Investments       31

BOND RATINGS
--------------------------------------------------------------------------------
S&P       Moody's   Description
--------------------------------------------------------------------------------
AAA        Aaa      These are the highest ratings assigned by S&P and
                    Moody's to a debt obligation. These ratings indicate an
                    extremely strong capacity to pay interest and repay
                    principal.
--------------------------------------------------------------------------------
AA         Aa       Debt rated in this category is considered to have a very
                    strong capacity to pay interest and repay principal. It
                    differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A          A        Debt rated A has a strong capacity to pay interest and
                    repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB        Baa      Debt rated BBB/Baa is regarded as having an adequate
                    capacity to pay interest and repay principal. Whereas it
                    normally exhibits adequate protection parameters, adverse
                    economic conditions or changing circumstances are more
                    likely to lead to a weakened capacity to pay interest and
                    repay principal for debt in this category than in
                    higher-rated categories.
--------------------------------------------------------------------------------
BB        Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major
                    ongoing uncertainties or exposure to adverse business,
                    financial or economic conditions that could lead to
                    inadequate capacity to meet timely interest and principal
                    payments. The BB/Ba rating category also is used for debt
                    subordinated to senior debt that is assigned an actual or
                    implied BBB- rating.
--------------------------------------------------------------------------------
B         B         Debt rated B has a greater vulnerability to default but
                    currently has the capacity to meet interest payments and
                    principal repayments. Adverse business, financial or
                    economic conditions will likely impair capacity or
                    willingness to pay interest and repay principal. The B
                    rating category also is used for debt subordinated to
                    senior debt that is assigned an actual or implied BB/Ba or
                    BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC       Caa       Debt rated CCC/Caa has a currently identifiable
                    vulnerability to default and is dependent upon favorable
                    business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and
                    repay principal. The CCC/Caa rating category also is used
                    for debt subordinated to senior debt that is assigned an
                    actual or implied B or  B-/B3 rating.
--------------------------------------------------------------------------------
CC        Ca        The rating CC/Ca typically is applied to debt
                    subordinated to senior debt that is assigned an actual or
                    implied CCC/Caa rating.
--------------------------------------------------------------------------------
C         C         The rating C typically is applied to debt subordinated to
                    senior debt, which is assigned an actual or implied
                    CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                    debt service payments are continued.
--------------------------------------------------------------------------------
CI        --        The rating CI is reserved for income bonds on which no
                    interest is being paid.
--------------------------------------------------------------------------------
D         D         Debt rated D is in payment default. The D rating category
                    is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will
                    be made during such grace period. The D rating also is used upon the filing of a bankruptcy petition if debt service
                    payments are jeopardized.
--------------------------------------------------------------------------------

32      American Century Investments                             1-800-345-2021

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills,
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7)
comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended March 31, 2000. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

www.americancentury.com                   American Century Investments      33

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus disclosure.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       Moody's   Description
--------------------------------------------------------------------------------
A-1       Prime-1   This indicates that the degree of safety regarding timely
          (P-1)     payment is strong. Standard & Poor's rates those issues
                    determined to possess extremely strong safety
                    characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2   Capacity for timely payment on commercial paper is
          (P-2)     satisfactory, but the relative degree of safety is not as
                    high as for issues designated A-1. Earnings trends and
                    coverage ratios, while sound, will be more subject to
                    variation. Capitalization characteristics, while still
                    appropriated, may be more affected by external conditions.
                    Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3   Satisfactory capacity for timely repayment. Issues that
          (P-3)     carry this rating are somewhat more vulnerable to the
                    adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's   Description
--------------------------------------------------------------------------------
SP-1      MIG-1;    Notes are of the highest quality, enjoying strong protection
          VMIG-1    from established cash flows of funds for their servicing or from established and broad-based access to the market for
                    refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2;    Notes are of high quality, with margins of protection ample,
          VMIG-2    although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3;    Notes are of favorable quality, with all security elements
          VMIG-3    accounted for, but lacking the undeniable strength of the
                    preceding grades. Market access for refinancing, in
                    particular, is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4;    Notes are of adequate quality, carrying specific risk but
          VMIG-4    having protection and not distinctly or predominantly
                    speculative.
--------------------------------------------------------------------------------

34      American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                      SEC Public Reference Room
                               Washington, D.C.
                               Call 202-942-8090 for
                               location and hours.

On the Internet                * EDGAR database at www.sec.gov
                               * By email request at publicinfo@sec.gov

By mail                        SEC Public Reference Section
                               Washington, D.C. 20549-0102

Investment Company Act File No. 811-7446

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS,  NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-20897    0008

PART C.  OTHER INFORMATION.

Item 23   Exhibits (all exhibits not filed herein are being incorporated  herein by reference).

          (a)  (1)  Articles  of  Incorporation  of  Twentieth  Century  Premium
               Reserves,  Inc., dated January 7, 1993 (filed  electronically  as
               Exhibit 1 to  Post-Effective  Amendment No. 4 on Form N-1A of the
               Registrant on July 31, 1996, File No. 33-57430).

               (2) Articles Supplementary of Twentieth Century Premium Reserves,
               Inc., dated April 24, 1995 (filed electronically as Exhibit 1b to
               Post-Effective  Amendment No. 4 on Form N-1A of the Registrant on
               July 31, 1996, File No. 33-57430).

               (3) Articles of Amendment of Twentieth  Century Premium Reserves,
               Inc., dated December 2, 1996 (filed  electronically as Exhibit 1c to Post-Effective  Amendment No. 6 on Form N-1A of the Registrant
               on July 30, 1997, File No. 33-57430).

               (4) Articles  Supplementary of American Century Premium Reserves,
               Inc., dated December 2, 1996 (filed  electronically as Exhibit 1d to Post-Effective  Amendment No. 6 on Form N-1A of the Registrant
               on July 30, 1997, File No. 33-57430).

               (5) Articles  Supplementary of American Century Premium Reserves,
               Inc., dated February 16, 1999 (filed electronically as Exhibit a5 on  Form  N-1A  of  the  Registrant  on  May 7,  1999,  File  No.
               33-57430).

          (b)  (1) By-Laws of Twentieth  Century Premium  Reserves,  Inc. (filed electronically as Exhibit b to Post-Effective  Amendment No. 4 on
               Form N-1A of the Registrant on July 31, 1996, File No. 33-57430).

               (2) Amendment to By-Laws of American  Century  Premium  Reserves,
               Inc.  (filed  electronically  as  Exhibit  b2  to  Post-Effective
               Amendment  No.  9  on  Form  N-1A  of  American  Century  Capital
               Portfolios, Inc., on February 17, 1998, File No. 33-64872).

          (c)  Registrant hereby incorporates by reference,  as though set forth fully herein, Article Fifth, Article Seventh,  Eighth and Article
               Nine of  Registrant's  Articles of  Incorporation,  appearing  as
               Exhibit 1 to  Post-Effective  Amendment No. 4 on Form N-1A of the
               Registrant;  and  Sections  3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30,
               31, 33, 39, 40 and 45 of Registrant's Bylaws appearing as Exhibit
               2  to  Post-Effective  Amendment  No.  4  on  Form  N-1A  of  the
               Registrant on July 31, 1996, File No. 33-57430;  and Sections 25,
               30 and 31 of  Registrant's  By-laws  appearing  as  Exhibit b2 to
               Post-Effective  Amendment No. 9 on Form N-1A of American  Century
               Capital  Portfolios,   Inc.,  on  February  17,  1998,  File  No.
               33-64872.

          (d)  Management Agreement dated as of August 1, 1997, between American
               Century Premium  Reserves,  Inc. and American Century  Investment
               Management,   Inc.   (filed   electronically   as  Exhibit  5  to
               Post-Effective  Amendment No. 6 on Form N-1A of the Registrant on
               July 30, 1997, File No. 33-57430).

          (e)  (1)  Distribution  Agreement  between  American  Century  Premium
               Reserves, Inc. and Funds Distributor, Inc. dated January 15, 1998
               (filed  electronically as Exhibit 6 to  Post-Effective  Amendment
               No. 28 on Form N-1A of American Century Target  Maturities Trust,
               on January 30, 1998, File No. 2-94608).

               (2) Amendment No. 1 to Distribution  Agreement  between  American
               Century Premium Reserves, Inc. and Funds Distributor,  Inc. dated
               June  1,   1998   (filed   electronically   as   Exhibit   6b  to
               Post-Effective  Amendment No. 11 on Form N-1A of American Century
               Capital Portfolios, Inc., on June 26, 1998, File No. 33-64872).

               (3)  Amendment  No.  2  to  the  Distribution  Agreement  between
               American Century Premium  Reserves,  Inc. and Funds  Distributor,
               Inc. dated November 13, 1998 (filed  electronically as Exhibit 6c to Post  Effective  Amendment  No.  12 on Form  N-1A of  American
               Century  World  Mutual  Funds,  on November  13,  1998,  File No.
               33-39343).

               (4) Amendment No.3 to the Distribution Agreement between American
               Century Premium Reserves, Inc. and Funds Distributor,  Inc. dated
               January 29,  1999,  (filed  electronically  as Exhibit e4 to Post
               Effective  Amendment  No.  24 on Form  N-1A of  American  Century
               Variable  Portfolios,   Inc.,  on  January  15,  1999,  File  No.
               33-15467).

               (5)  Amendment  No.  4  to  the  Distribution  Agreement  between
               American Century Premium  Reserves,  Inc. and Funds  Distributor,
               Inc. dated July 30, 1999 (filed  electronically  as Exhibit e5 to
               Post-Effective  Amendment No. 16 to the Registration Statement of
               American Century Capital Portfolios,  Inc. on July 29, 1999, File
               No. 33-64872).

               (6)  Amendment  No.  5  to  the  Distribution  Agreement  between
               American Century Premium  Reserves,  Inc. and Funds  Distributor,
               Inc. dated November 19, 1999 (filed  electronically as Exhibit e6 to Post-Effective  Amendment No. 87 to the Registration Statement
               of American Century Mutual Funds, Inc. on November 29, 1999, File
               No. 2-14213).

               (7)  Amendment  No.  6  to  the  Distribution  Agreement  between
               American Century Premium  Reserves,  Inc. and Funds  Distributor,
               Inc.  dated June 1, 2000 (filed  electronically  as Exhibit e7 to
               Post-Effective  Amendment No. 19 to the Registration Statement of
               American  Century World Mutual Funds,  Inc. on May 24, 1999, File
               No. 33-39242).

               (8)  Distribution  Agreement  between  American  Century  Premium
               Reserves,  Inc. and American Century  Investment  Services,  Inc.
               dated  March 13,  2000  (filed  electronically  as  Exhibit e7 to
               Post-Effective  Amendment No. 17 to the Registration Statement of
               American Century World Mutual Funds, Inc. on March 30, 2000, File
               No. 33-39242).

               (9)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American  Century  Premium  Reserves,  Inc. and American  Century
               Investment   Services,   Inc.   dated   June   1,   2000   (filed
               electronically as Exhibit e9 to  Post-Effective  Amendment No. 19
               to the  Registration  Statement on Form N-1A of American  Century
               World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (f)  Not applicable.

          (g)  (1) Global Custody Agreement between The Chase Manhattan Bank and the  Twentieth  Century and Benham  funds,  dated August 9, 1996.
               (filed  electronically as Exhibit 8 to  Post-Effective  Amendment
               No. 31 on Form N-1A of American Century  Government Income Trust,
               on February 7, 1997, File No. 2-99222).

               (2) Master  Agreement  between  Commerce Bank, N.A. and Twentieth
               Century   Services,   Inc.   dated   January   22,   1997  (filed
               electronically as an Exhibit 8e to  Post-Effective  Amendment No.
               76 on Form  N-1A of  American  Century  Mutual  Funds,  Inc.,  on
               February 28, 1997, File No. 2-14213).

          (h)  (1) Transfer Agency Agreement, dated as of March 16, 1993, by and between Twentieth  Century Premium  Reserves,  Inc. and Twentieth
               Century  Services,  Inc.  (filed  electronically  as Exhibit 9 to
               Post-Effective  Amendment No. 4 on Form N-1A of the Registrant on
               July 31, 1996, File No. 33-57430).

               (2) Credit Agreement between American Century Funds and The Chase
               Manhattan Bank as  Administrative  Agent dated as of December 21,
               1999  (filed  electronically  as  an  Exhibit  to  Post-Effective
               Amendment  No. 29 to the  Registration  Statement on Form N-1A of
               American Century  California  Tax-Free and Municipal Funds,  File
               No. 2-82734, filed on December 29, 1999).

          (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to Post-Effective  Amendment No. 8 on Form N-1A of the Registrant
               on May 7, 1999, File No. 33-57430).

          (j)  (1) Consent of Deloitte & Touche LLP is included herein.

               (2) Power of  Attorney  (filed  electronically  as  Exhibit j2 to
               Post-Effective  Amendment No. 8 on Form N-1A of the Registrant on
               May 7, 1999, File No. 33-57430).

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  Not applicable.

          (o)  Not applicable.

          (p)  (1)  American   Century   Investments   Code  of  Ethics   (filed
               electronically as Exhibit p1 to  Post-Effective  Amendment No. 16
               to the  Registration  Statement on Form N-1A of American  Century
               World Mutual Funds, Inc. on March 10, 2000, File No. 33-39242).

               (2) Funds Distributor,  Inc. Code of Ethics (filed electronically
               as  Exhibit  p2  to  Post-Effective   Amendment  No.  16  to  the
               Registration  Statement  on Form N-1A of American  Century  World
               Mutual Funds, Inc. on March 10, 2000, File No. 33-39242).

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

          None.

ITEM 25. Indemnification.

          The  Registrant  is a  Maryland  corporation.  Section  2-418  of  the
          Maryland  General  Corporation  Law allows a Maryland  corporation  to indemnify its officers, directors,  employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, Exhibit 1,
          requires  the  indemnification  of  the  Registrant's   directors  and
          officers  to the extent  permitted  by Section  2-418 of the  Maryland
          General  Corporation  Law, the Investment  Company Act of 1940 and all
          other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and  directors  against  certain  liabilities  which such officers and directors  may incur while  acting in such  capacities  and  providing reimbursement  to the Registrant for sums which it may be permitted or
          required   to  pay  to  its   officers   and   directors   by  way  of
          indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

          None.

ITEM 27. Principal Underwriters.

Item 27.  Principal Underwriters.

          I.   (a) Funds Distributor,  Inc. (FDI) acts as principal  underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds
          American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          CDC MPT+ Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Global Funds, Inc.
          Dresdner RCM Investment Funds, Inc.
          GMO Trust
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          The Saratoga Advantage Trust
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          TD Waterhouse Investors Family of Funds, Inc.
          TD Waterhouse Trust

          FDI is  registered  with  the  Securities  and  Exchange
          Commission  as  a  broker-dealer  and  is a  member  of  the  National
          Association of Securities  Dealers.  FDI is located at 60
          State Street, Suite 1300, Boston, Massachusetts 02109. FDI
          is an indirect wholly-owned  subsidiary of Boston Institutional Group,
          Inc., a holding company all of whose  outstanding  shares are owned by key employees.

          (b) The following is a list of the executive  officers,  directors and partners of FDI:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Gary S. MacDonald                    Executive Vice President            none
                                     And Chief Administrative Officer

Charles W. Carr                      Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Senior Vice President and           none
                                     Treasurer

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none

William J. Stetter                   Senior Vice President and           none
                                     Chief Financial Officer

Christopher J. Kelley                Senior Vice President and           Vice President
                                     Deputy General Counsel

John Lehning                         Senior Vice President               none

John Prosperi                        Senior Vice President               none

* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c) Not applicable.

          II.  (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly owned subsidiary of American Century Companies, Inc.

               (b)  The  following  is a list  of  the  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*           with Underwriter                  with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director                 Chairman
                                                                 and Director

W. Gordon Snyder           President                             none

James E. Stowers III       Chief Executive Officer               Director
                           and Director

William M. Lyons           Chief Operating Officer, Executive    none
                           Vice President, Secretary
                           and Director

Robert T. Jackson          Executive Vice President              none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President                 none

Brian Jeter                Senior Vice President                 none

Mark Killen                Senior Vice President                 none

Tom Kmak                   Senior Vice President                 none

David C. Tucker            Senior Vice President                 Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

               (c) Not applicable.

ITEM 28. Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules  promulgated  thereunder, are  in  the  possession  of  Registrant,  American  Century  Services
          Corporation  and American  Century  Investment  Management,  Inc., all
          located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services.

          Not Applicable.

ITEM 30. Undertakings.

          Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective  Amendment No. 11 to its Registration Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Kansas City, State of Missouri on the 28th day of July, 2000.

                                  American Century Premium Reserves, Inc.
                                              (Registrant)

                                  By: /*/George A. Rio
                                      George A. Rio
                                      President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 11 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                    Title                                 Date
---------                    -----                                 ----
/*/ George A. Rio            President, Principal Executive        July 28, 2000
-------------------------      and Principal Financial
George A. Rio                  Officer

/*/ Maryanne Roepke          Vice President, Treasurer and         July 28, 2000
-------------------------      Principal Accounting Officer
Maryanne Roepke

/*/ James E. Stowers, Jr.    Director                              July 28, 2000
-------------------------
James E. Stowers, Jr.

/*/ James E. Stowers III     Director                              July 28, 2000
-------------------------
James E. Stowers, III

/*/ Thomas A. Brown          Director                              July 28, 2000
-------------------------
Thomas A. Brown

/*/ Robert W. Doering, M.D.  Director                              July 28, 2000
-------------------------
Robert W. Doering, M.D.

/*/ Andrea C. Hall, Ph.D.    Director                              July 28, 2000
-------------------------
Andrea C. Hall, Ph.D.

/*/ Donald H. Pratt          Director                              July 28, 2000
-------------------------
Donald H. Pratt

/*/ M. Jeannine Strandjord   Director                              July 28, 2000
-------------------------
M. Jeannine Strandjord

/*/ D. D. (Del) Hock         Director                              July 28, 2000
-------------------------
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact